Portfolio of Investments October 31, 2024
JQC
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 161.6% (98.5% of Total Investments)
ASSET-BACKED SECURITIES - 8.3% (5.0% of Total Investments) –
$ 4,500,000 (a),(b) AIMCO CLO 10 Ltd, (TSFR3M + 4.250%), 2019 10A 8 .882% 07/22/37 $ 4,540,482
2,250,000 (a),(b) Carlyle US CLO 2022-4 Ltd, (TSFR3M + 3.100%), 2022 4A 7 .726 07/25/36 2,279,111
963,000 (a),(b) Carlyle US CLO 2022-4 Ltd, (TSFR3M + 6.750%), 2022 4A 11 .376 07/25/36 977,130
1,000,000 (a),(b) CIFC Funding 2020-I Ltd, (TSFR3M + 6.512%), 2020 1A 11 .168 07/15/36 1,006,949
2,500,000 (a),(b) CIFC Funding 2021-I Ltd, (TSFR3M + 6.000%), 2021 1A 10 .626 07/25/37 2,539,073
1,250,000 (a),(b) CIFC Funding 2021-IV Ltd, (TSFR3M + 6.200%), 2021 4A 11 .373 07/23/37 1,242,840
2,000,000 (a),(b) Elmwood CLO 26 Ltd, (TSFR3M + 3.600%), 2024 1A 8 .232 04/18/37 2,044,822
6,700,000 (a),(b) Elmwood CLO 26 Ltd, (TSFR3M + 6.450%), 2024 1A 11 .082 04/18/37 6,917,013
1,000,000 (a),(b) Invesco US CLO 2023-1 Ltd, (TSFR3M + 6.900%), 2023 1A 11 .532 04/22/37 1,017,303
4,000,000 (a),(b) KKR Clo 32 Ltd, (TSFR3M + 5.300%), 2024 32A 9 .956 04/15/37 4,088,700
4,000,000 (a),(b) KKR CLO 40 Ltd, (TSFR3M + 7.250%), E 40A 11 .867 10/20/34 4,019,748
5,750,000 (a),(b) Magnetite XXXV Ltd, (TSFR3M + 7.250%), 2022 35A 11 .876 10/25/36 5,892,761
5,500,000 (a),(b) Neuberger Berman CLO Ltd, (TSFR3M + 7.625%), 2023 23-53A 12 .260 10/24/32 5,586,246
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 24 Ltd, (TSFR3M +
7.000%), 2017 24A
11 .617 10/19/38 3,111,039
4,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 55 Ltd, (TSFR3M +
6.500%), 2024 55A
11 .132 04/22/38 4,103,756
1,500,000 (a),(b) Neuberger Berman Loan Advisers LaSalle Street Lending CLO II
Ltd, (TSFR3M + 7.500%), 2024 2A
12 .117 04/20/38 1,522,657
2,000,000 (a),(b) OHA Credit Partners XV Ltd, (TSFR3M + 4.500%), 2017 15A 9 .117 04/20/37 2,012,490
2,500,000 (a),(b) RAD CLO 24 Ltd, (TSFR3M + 6.500%), 2024 24A 11 .117 07/20/37 2,564,210
9,250,000 (a),(b) Rad CLO 7 Ltd, (TSFR3M + 4.150%), 2020 7A 8 .797 04/17/36 9,284,299
1,500,000 (a),(b) Sixth Street CLO XXV Ltd, (TSFR3M + 6.000%), 2024 25A 11 .323 07/24/37 1,528,894
TOTAL ASSET-BACKED SECURITIES
(Cost $65,130,988) 66,279,523
SHARES DESCRIPTION VALUE
11863035 COMMON STOCKS - 1 .5% ( 0 .9 % of Total Investments) 11863035
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0% (0.0% of Total
Investments)
196 (c),(d) Belk Inc 1,568
14,544 (d) Jo-Ann Stores LLC 8,363
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,931
CONSUMER SERVICES - 0.5% (0.3% of Total Investments)
41,905 (d) Cengage Learning Holdings II Inc 762,168
3,501,225 (d) Crown Finance US Inc 3,492,256
TOTAL CONSUMER SERVICES 4,254,424
HEALTH CARE EQUIPMENT & SERVICES - 0.1% (0.0% of Total Investments)
211,860 (c),(d) Millennium Health LLC 21,186
198,883 (c),(d) Millennium Health LLC 1,989
242,758 (d) Onex Carestream Finance LP 424,826
TOTAL HEALTH CARE EQUIPMENT & SERVICES 448,001
MATERIALS - 0.0% (0.0% of Total Investments)
89 LyondellBasell Industries NV, Class A 7,730
TOTAL MATERIALS 7,730
MEDIA & ENTERTAINMENT - 0.6% (0.4% of Total Investments)
10,159 (d) Catalina Marketing Corp 102
230,354 (d) Cineworld Group PLC 5,125,377
8 (d) Cumulus Media Inc, Class A 9
TOTAL MEDIA & ENTERTAINMENT 5,125,488
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0% (0.0% of Total
Investments)
39,129 (d) Bright Bidco BV 17,804
28,645 (d) Bright Bidco BV 13,033
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 30,837

Portfolio of Investments October 31, 2024
(continued)
JQC

SHARES DESCRIPTION   VALUE
SOFTWARE & SERVICES - 0.3% (0.2% of Total Investments)
68,536 (d) Avaya Inc $ 354,126
315,947 (d) Avaya Inc 1,632,498
TOTAL SOFTWARE & SERVICES 1,986,624
TOTAL COMMON STOCKS
(Cost $31,270,613) 11,863,035
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
306077966 CORPORATE BONDS - 38 .4% ( 23 .4 % of Total Investments) 306077966
AUTOMOBILES & COMPONENTS - 0.7% (0.5% of Total Investments)
$ 2,699,000 (b),(e) Clarios Global LP / Clarios US Finance Co 6 .250% 05/15/26 2,704,414
3,000,000 (e) Ford Motor Credit Co LLC 7 .200 06/10/30 3,166,757
TOTAL AUTOMOBILES & COMPONENTS 5,871,171
CAPITAL GOODS - 2.9% (1.7% of Total Investments)
2,000,000 (b) Chart Industries Inc 7 .500 01/01/30 2,080,162
2,000,000 (b) EMRLD Borrower LP / Emerald Co-Issuer Inc 6 .625 12/15/30 2,034,046
3,500,000 (b) Husky Injection Molding Systems Ltd / Titan Co-Borrower LLC 9 .000 02/15/29 3,601,008
3,000,000 (b) Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6 .750 04/01/32 3,051,747
4,000,000 (b),(e) TK Elevator Holdco GmbH 7 .625 07/15/28 4,018,048
2,963,000 (e) TransDigm Inc 4 .625 01/15/29 2,813,744
3,000,000 (b) TransDigm Inc 6 .000 01/15/33 2,973,793
2,000,000 (b),(e) Windsor Holdings III LLC 8 .500 06/15/30 2,104,825
TOTAL CAPITAL GOODS 22,677,373
COMMERCIAL & PROFESSIONAL SERVICES - 1.8% (1.1% of Total Investments)
3,000,000 (b) Allied Universal Holdco LLC 7 .875 02/15/31 3,053,019
1,500,000 (b) Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas
Luxco 4 Sarl
4 .625 06/01/28 1,404,466
4,925,000 (b),(e) Boost Newco Borrower LLC 7 .500 01/15/31 5,192,032
2,500,000 (b),(e) Prime Security Services Borrower LLC / Prime Finance Inc 3 .375 08/31/27 2,352,745
2,650,000 (b),(e) Prime Security Services Borrower LLC / Prime Finance Inc 6 .250 01/15/28 2,647,184
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,649,446
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.1% (0.7% of Total
Investments)
3,900,000 (b),(e) Academy Ltd 6 .000 11/15/27 3,879,754
3,945,000 (b),(e) Michaels Cos Inc/The 7 .875 05/01/29 2,080,468
1,188,000 (b),(e) PetSmart Inc / PetSmart Finance Corp 4 .750 02/15/28 1,129,358
1,850,000 (b) Wand NewCo 3 Inc 7 .625 01/30/32 1,912,176
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,001,756
CONSUMER SERVICES - 2.3% (1.4% of Total Investments)
1,193,000 (b),(e) 1011778 BC ULC / New Red Finance Inc 3 .500 02/15/29 1,101,350
6,617,000 (b),(e) 1011778 BC ULC / New Red Finance Inc 4 .000 10/15/30 5,976,142
3,000,000 (b),(e) Caesars Entertainment Inc 6 .500 02/15/32 3,042,345
1,895,000 (b),(e) Carnival Holdings Bermuda Ltd 10 .375 05/01/28 2,034,307
1,201,000 (b),(e) Life Time Inc 5 .750 01/15/26 1,200,340
5,000,000 (b),(e) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 4,902,601
TOTAL CONSUMER SERVICES 18,257,085
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5% (0.3% of Total Investments)
4,000,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4 .625 01/15/27 3,924,373
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,924,373
ENERGY - 3.3% (2.0% of Total Investments)
2,451,890 (b) Borr IHC Ltd / Borr Finance LLC 10 .000 11/15/28 2,507,340
5,000,000 (b),(e) Citgo Petroleum Corp 7 .000 06/15/25 5,001,530
5,000,000 (b),(e) DT Midstream Inc 4 .375 06/15/31 4,599,587
1,000,000 (b) eG Global Finance PLC 12 .000 11/30/28 1,111,906
2,000,000 (e) Expand Energy Corp 4 .750 02/01/32 1,879,621
3,201,000 (b),(e) Hilcorp Energy I LP / Hilcorp Finance Co 6 .250 11/01/28 3,123,160
1,201,000 (b),(e) MEG Energy Corp 5 .875 02/01/29 1,177,448
1,500,000 (b) Talos Production Inc 9 .000 02/01/29 1,544,897
4,000,000 (b),(e) Talos Production Inc 9 .375 02/01/31 4,118,384

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
ENERGY (continued)
$ 1,500,000 (b),(e) Weatherford International Ltd 8 .625% 04/30/30 $ 1,550,550
TOTAL ENERGY 26,614,423
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8% (0.5% of Total Investments)
5,250,000 (e) American Tower Corp 2 .950 01/15/51 3,386,431
2,000,000 (e) Crown Castle Inc 2 .250 01/15/31 1,694,266
1,000,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10 .500 02/15/28 1,065,169
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,145,866
FINANCIAL SERVICES - 0.1% (0.1% of Total Investments)
1,000,000 (b),(e) LPL Holdings Inc 4 .625 11/15/27 980,601
TOTAL FINANCIAL SERVICES 980,601
HEALTH CARE EQUIPMENT & SERVICES - 3.3% (2.0% of Total Investments)
6,000,000 (b),(e) CHS/Community Health Systems Inc 8 .000 12/15/27 5,990,190
3,000,000 (b) CHS/Community Health Systems Inc 10 .875 01/15/32 3,215,142
1,975,000 (b),(e) Mozart Debt Merger Sub Inc 3 .875 04/01/29 1,847,554
5,030,000 (b) Radiology Partners Inc, (cash 4.275%, PIK 3.500%) 7 .775 01/31/29 4,954,550
4,117,604 (b) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 13 .500 06/30/28 4,637,451
5,500,000 (e) Tenet Healthcare Corp 6 .125 10/01/28 5,494,766
TOTAL HEALTH CARE EQUIPMENT & SERVICES 26,139,653
INSURANCE - 1.5% (0.9% of Total Investments)
2,175,000 (b),(e) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 2,185,244
625,000 (b),(e) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4 .250 10/15/27 592,759
6,000,000 (b),(e) HUB International Ltd 7 .250 06/15/30 6,200,538
3,000,000 (b) Panther Escrow Issuer LLC 7 .125 06/01/31 3,071,641
TOTAL INSURANCE 12,050,182
MATERIALS - 3.5% (2.1% of Total Investments)
3,500,000 (b),(e) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4 .000 09/01/29 3,070,119
6,425,000 (e) Ball Corp 6 .000 06/15/29 6,525,564
3,000,000 (b) Clydesdale Acquisition Holdings Inc 6 .875 01/15/30 3,043,695
4,000,000 (b),(e) Herens Holdco Sarl 4 .750 05/15/28 3,495,560
2,000,000 (b),(e) LABL Inc 9 .500 11/01/28 2,049,370
5,000,000 (b),(e) Novelis Corp 4 .750 01/30/30 4,684,312
5,190,000 (b),(e) Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer
LLC
4 .375 09/30/28 4,881,173
TOTAL MATERIALS 27,749,793
MEDIA & ENTERTAINMENT - 3.5% (2.2% of Total Investments)
1,500,000 (b) Advantage Sales & Marketing Inc 6 .500 11/15/28 1,404,001
7,000,000 (e) Charter Communications Operating LLC / Charter
Communications Operating Capital
3 .500 03/01/42 4,730,890
3,000,000 (b),(e) Clear Channel Outdoor Holdings Inc 5 .125 08/15/27 2,908,384
3,220,000 (b) CSC Holdings LLC 5 .500 04/15/27 2,865,885
1,000,000 (b) DISH Network Corp 11 .750 11/15/27 1,052,620
1,517,787 iHeartCommunications Inc 6 .375 05/01/26 1,284,223
5,299,000 (b),(e) McGraw-Hill Education Inc 5 .750 08/01/28 5,193,255
2,000,000 (b) Virgin Media Secured Finance PLC 5 .500 05/15/29 1,891,473
6,006,000 (b),(e) VZ Secured Financing BV 5 .000 01/15/32 5,391,565
1,305,000 (b),(e) Ziggo Bond Co BV 6 .000 01/15/27 1,301,974
TOTAL MEDIA & ENTERTAINMENT 28,024,270
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4% (0.2% of Total
Investments)
2,000,000 (e) Amgen Inc 3 .150 02/21/40 1,528,203
1,500,000 (b),(e) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 1,368,010
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,896,213
SOFTWARE & SERVICES - 1.5% (0.9% of Total Investments)
1,185,000 (b) Open Text Holdings Inc 4 .125 12/01/31 1,064,254
3,666,485 (b) Rackspace Finance LLC 3 .500 05/15/28 2,160,199
6,750,000 (b),(e) Rocket Software Inc 9 .000 11/28/28 7,031,516
1,500,000 (b),(e) SS&C Technologies Inc 5 .500 09/30/27 1,494,038
TOTAL SOFTWARE & SERVICES 11,750,007

Portfolio of Investments October 31, 2024
(continued)
JQC

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 1.0% (0.6% of Total Investments)
$ 6,650,000 (b),(e) CommScope LLC 6 .000% 03/01/26 $ 6,491,781
1,975,000 (b),(e) CommScope LLC 4 .750 09/01/29 1,688,625
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,180,406
TELECOMMUNICATION SERVICES - 7.4% (4.5% of Total Investments)
1,978,000 (b),(e) Frontier Communications Holdings LLC 6 .000 01/15/30 1,935,695
1,500,000 (b) Frontier Communications Holdings LLC 8 .625 03/15/31 1,607,717
2,000,000 (e) Frontier Communications Holdings LLC 5 .875 11/01/29 1,954,124
6,313,000 (b),(e) Frontier Communications Holdings LLC 5 .875 10/15/27 6,299,474
1,500,000 (b),(e) Iliad Holding SASU 7 .000 10/15/28 1,519,381
1,000,000 (b) Level 3 Financing Inc 4 .875 06/15/29 855,000
3,250,000 (b) Level 3 Financing Inc 4 .000 04/15/31 2,453,750
13,419,000 (b) Level 3 Financing Inc 10 .500 05/15/30 14,677,031
1,000,000 (b) Lumen Technologies Inc 10 .000 10/15/32 996,250
4,000,000 (e) T-Mobile USA Inc 3 .500 04/15/31 3,667,792
5,180,000 (b),(e) Vmed O2 UK Financing I PLC 4 .250 01/31/31 4,468,633
10,500,000 (b) Zayo Group Holdings Inc 4 .000 03/01/27 9,345,093
10,000,000 (b),(e) Ziggo BV 4 .875 01/15/30 9,272,347
TOTAL TELECOMMUNICATION SERVICES 59,052,287
TRANSPORTATION - 0.8% (0.5% of Total Investments)
1,975,000 (e) Delta Air Lines Inc 3 .750 10/28/29 1,843,281
2,750,000 (b),(e) Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd
6 .500 06/20/27 2,777,142
1,623,000 (b),(e) United Airlines Inc 4 .625 04/15/29 1,553,380
TOTAL TRANSPORTATION 6,173,803
UTILITIES - 2.0% (1.2% of Total Investments)
1,940,000 (e) Pacific Gas and Electric Co 4 .550 07/01/30 1,883,309
2,000,000 (e) Pacific Gas and Electric Co 4 .500 07/01/40 1,733,874
3,000,000 (e) PG&E Corp 5 .250 07/01/30 2,923,636
6,318,000 (e) PG&E Corp 5 .000 07/01/28 6,162,249
3,000,000 (b) Talen Energy Supply LLC 8 .625 06/01/30 3,236,190
TOTAL UTILITIES 15,939,258
TOTAL CORPORATE BONDS
(Cost $295,908,956) 306,077,966
PRINCIPAL DESCRIPTION RATE (f) MATURITY (g) VALUE
905062874 VARIABLE RATE SENIOR LOAN INTERESTS - 113 .4% ( 69 .2 % of Total Investments) (f) 905062874
AUTOMOBILES & COMPONENTS - 0.6% (0.3% of Total Investments)
3,927,245 Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 7 .185 05/06/30 3,939,871
562,278 DexKo Global Inc., Term Loan B, (TSFR3M + 3.750%) 8 .615 10/04/28 539,846
TOTAL AUTOMOBILES & COMPONENTS 4,479,717
CAPITAL GOODS - 8.5% (5.2% of Total Investments)
2,756,068 ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 9 .115 05/17/28 2,308,207
4,266,667 Ali Group North America Corporation, Term Loan B, (TSFR1M +
2.000%)
6 .800 10/13/28 4,284,245
1,000,000 Azorra Soar TLB Finance Ltd, Term Loan B, (TSFR3M + 3.500%) 8 .132 10/18/29 1,001,250
1,571,338 Centuri Group, Inc, Term Loan B, (TSFR1M + 2.500%) 7 .311 08/28/28 1,574,143
537,300 Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.500%) 8 .185 11/03/28 537,749
5,120,213 Chamberlain Group Inc, Term Loan B, (TSFR1M + 3.250%) 8 .035 10/22/28 5,118,318
1,240,988 Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 7 .092 03/18/30 1,244,873
12,394,702 Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 6 .718 07/27/28 12,392,099
549,473 Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M +
3.250%)
8 .154 04/12/28 540,992
292,326 Dynasty Acquisition Co., Inc., Term Loan B1, (TSFR1M + 3.500%) 8 .185 08/24/28 292,689
112,718 Dynasty Acquisition Co., Inc., Term Loan B2, (TSFR1M + 3.500%) 8 .185 08/24/28 112,858
1,955,100 Gates Global LLC, Term Loan B5, (TSFR1M + 2.250%) 6 .935 05/23/31 1,961,904
1,988,474 Madison IAQ LLC, Term Loan, (TSFR6M + 2.750%) 7 .208 06/21/28 1,990,104
810,000 Madison Safety & Flow LLC, Term Loan B, (TSFR1M + 3.250%) 7 .968 09/19/31 814,220
1,015,410 Project Castle, Inc., Term Loan B, (Prime + 4.500%) 12 .500 06/01/29 931,136
9,104,787 Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 7 .185 04/14/31 9,111,934
674,488 Resideo Funding Inc., Term Loan B, (TSFR1M + 2.000%) 6 .718 02/14/28 677,861
981,227 Standard Industries Inc., Term Loan B, (TSFR1M + 2.000%) 6 .759 09/22/28 984,528

PRINCIPAL DESCRIPTION   RATE(f) MATURITY(g) VALUE
CAPITAL GOODS (continued)
$ 689,273 Titan Acquisition Limited, Term Loan B, (TSFR6M + 5.000%) 10 .326% 02/01/29 $ 690,913
6,219,729 TK Elevator US Newco Inc, Term Loan B, (TSFR6M + 3.500%) 8 .588 04/15/30 6,243,271
833,000 TransDigm, Inc., Term Loan, (Prime + 1.500%) 7 .320 09/07/32 834,300
7,115,993 TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 7 .104 02/28/31 7,130,723
1,930,400 TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%) 7 .354 03/22/30 1,936,471
726,120 Victory Buyer LLC, Term Loan, (TSFR1M + 3.750%) 8 .582 11/20/28 699,573
4,718,169 Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 3.500%) 8 .259 08/01/30 4,748,247
TOTAL CAPITAL GOODS 68,162,608
COMMERCIAL & PROFESSIONAL SERVICES - 6.0% (3.7% of Total Investments)
5,264,201 Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.750%) 8 .535 05/15/28 5,259,726
1,614,969 Anticimex International AB, Term Loan B1, (TSFR3M + 3.150%) 8 .480 11/16/28 1,618,264
932,812 Anticimex International AB, Term Loan B6, (TSFR3M + 3.400%) 8 .730 11/16/28 936,460
169,138 (h),(i) ArchKey Holdings Inc,Term Loan, (TBD) TBD TBD 168,997
1,465,862 (i) ArchKey Holdings Inc,Term Loan, (TBD) TBD TBD 1,464,638
624,229 CHG Healthcare Services Inc., Term Loan, (TSFR1M + 3.500%) 8 .300 09/29/28 626,248
2,176,934 Covanta Holding Corporation, Term Loan B, (TSFR1M + TSFR6M
+ 2.500%)
7 .386 11/30/28 2,181,799
167,247 Covanta Holding Corporation, Term Loan C, (TSFR6M + 2.500%) 7 .588 11/30/28 167,621
3,352,156 Creative Artists Agency, LLC , Term Loan B, (TSFR1M + 2.750%) 7 .435 10/01/31 3,357,133
1,155,253 Dun & Bradstreet Corporation (The), Term Loan B, (TSFR1M +
2.750%)
7 .468 01/18/29 1,158,453
2,049,850 Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .585 08/01/29 2,055,241
1,250,000 (i) First Advantage Holdings LLC,Term Loan, (TBD) TBD TBD 1,253,125
9,182,012 Garda World Security Corporation, Term loan B, (TSFR1M +
3.500%)
8 .286 02/01/29 9,182,012
1,690,000 GFL Environmental Inc., Term Loan B, (TSFR3M + 2.000%) 6 .610 06/27/31 1,689,476
3,146,343 LABL, Inc., Term Loan, First Lien, (TSFR1M + 5.000%) 9 .785 10/29/28 3,084,219
1,571,062 OMNIA Partners LLC, Term Loan B, (TSFR3M + 3.250%) 7 .867 07/25/30 1,576,200
1,501,237 Prime Security Services Borrower, LLC, Term Loan B, (TSFR1M +
2.250%)
7 .107 10/15/30 1,503,152
2,009,807 (j) Signal Parent, Inc, Term Loan B, (TSFR1M + 3.500%) 8 .285 04/03/28 1,815,217
7,488,063 WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M +
2.750%)
7 .550 03/27/28 7,151,100
1,730,000 XPLOR T1 LLC, Term Loan B, (TSFR3M + 4.250%) 8 .854 06/13/31 1,742,975
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 47,992,056
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.3% (3.2% of Total
Investments)
391,563 Academy, Ltd., Term Loan, (TSFR1M + 3.750%) 8 .709 11/08/27 392,377
2,648,000 Belron Finance 2019 LLC, Term Loan B, (Prime + 1.750%) 9 .750 10/02/31 2,661,240
4,573,064 CNT Holdings I Corp, Term Loan, (TSFR3M + 3.500%) 8 .085 11/08/27 4,589,069
541,238 Driven Holdings, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .800 12/18/28 541,238
1,518,741 EOS Finco Sarl, Term Loan, (TSFR6M + 6.000%) 11 .264 08/03/29 1,171,329
4,230,000 Frontier Communications Corp., Term Loan B, (TSFR3M +
3.500%)
8 .763 06/21/31 4,264,369
764,296 Gulfside Supply Inc, Term Loan B, (TSFR1M + 3.000%) 7 .784 05/29/31 765,347
1,130,000 Johnstone Supply LLC, Term Loan, (TSFR1M + 3.000%) 7 .851 05/16/31 1,130,000
537,300 Kodiak Building Partners Inc., Term Loan B2, (TSFR1M + 3.750%) 8 .435 03/13/28 539,903
6,453,040 LBM Acquisition LLC, Term Loan B, (TSFR1M + 3.750%) 8 .535 06/06/31 6,369,150
1,055,703 Les Schwab Tire Centers, Term Loan B, (TSFR1M + 3.000%) 7 .685 04/16/31 1,058,105
538,650 Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M + 3.000%) 7 .685 03/27/31 539,959
10,898,066 PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8 .535 02/14/28 10,850,387
3,494,939 Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 7 .300 10/15/28 3,376,146
3,211,950 Wand NewCo 3, Inc., Term loan B, (TSFR1M + TSFR3M + 3.250%) 7 .894 01/30/31 3,215,965
940,000 White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 7 .935 10/19/29 939,159
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 42,403,743
CONSUMER DURABLES & APPAREL - 4.0% (2.4% of Total Investments)
3,582,858 ABG Intermediate Holdings 2 LLC, Term Loan B, (TSFR1M +
2.750%)
7 .446 12/21/28 3,594,287
8,008,526 AI Aqua Merger Sub, Inc., Term Loan B, First Lien, (TSFR1M +
3.500%)
8 .357 07/31/28 8,031,871
498,812 Amer Sports Company, Term Loan, (TSFR3M + 2.750%) 7 .846 02/18/31 501,307
7,244,356 Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 7 .300 05/30/28 7,257,287

Portfolio of Investments October 31, 2024
(continued)
JQC

PRINCIPAL DESCRIPTION   RATE(f) MATURITY(g) VALUE
CONSUMER DURABLES & APPAREL (continued)
$ 6,259 Serta Simmons Bedding, LLC, Term Loan, (TSFR3M + 7.500%) 12 .218% 06/29/28 $ 5,264
992,727 SRAM, LLC , Term Loan B, (TSFR1M + 2.750%) 7 .550 05/18/28 994,901
2,250,000 (i) Tempur Sealy International Inc,Term Loan, (TBD) TBD TBD 2,251,879
4,276,125 Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M + 3.000%) 7 .685 03/18/30 4,257,417
1,745,000 Varsity Brands, Inc., Term Loan B, (TSFR3M + 3.750%) 8 .821 07/28/31 1,740,280
154,604 Weber-Stephen Products LLC, Term loan B, (TSFR1M + 4.250%) 9 .035 10/29/27 146,984
3,262,898 Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 8 .050 10/29/27 3,101,385
TOTAL CONSUMER DURABLES & APPAREL 31,882,862
CONSUMER SERVICES - 14.2% (8.7% of Total Investments)
8,535,957 1011778 B.C. Unlimited Liability Company, Term Loan B6,
(TSFR1M + 1.750%)
6 .435 09/23/30 8,476,206
822,938 Allwyn International AS, Term Loan B, (TSFR3M + 2.250%) 6 .908 06/30/31 822,938
4,336,075 Alterra Mountain Company, Term Loan B4, (TSFR1M + 3.250%) 7 .935 08/17/28 4,349,625
990,019 Alterra Mountain Company, Term Loan B5, (TSFR1M + 3.500%) 8 .185 05/31/30 993,236
1,824,886 Aramark Services, Inc., Term Loan B5, (TSFR1M + 2.000%) 6 .685 06/24/30 1,828,307
4,383,641 Caesars Entertainment Corp, Term Loan B, (TSFR1M + 2.750%) 7 .435 02/06/30 4,393,679
1,927,812 Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.750%) 7 .435 02/06/31 1,931,880
1,700,243 Carnival Corporation, Term Loan B1, (TSFR1M + 2.750%) 7 .435 10/18/28 1,706,619
1,627,601 Carnival Corporation, Term Loan B2, (TSFR1M + 2.750%) 7 .435 08/09/27 1,634,470
3,272,289 Churchill Downs Incorporated, Term Loan B1, (TSFR1M +
2.000%)
6 .785 03/17/28 3,276,380
1,970,100 Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M + 3.250%) 7 .894 05/24/30 1,979,330
5,853,213 ClubCorp Holdings, Inc., Term Loan B2, (TSFR3M + 5.000%) 9 .865 09/18/26 5,870,890
3,685,000 (j) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 2.000%) 6 .585 09/10/31 3,689,146
12,730,840 Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.750%) 8 .536 01/29/29 12,750,764
9,925,000 Flutter Entertainment PLC, Term Loan B, (TSFR3M + 2.000%) 6 .604 11/29/30 9,934,925
2,344,000 GBT US III LLC, Term loan B, (TSFR3M + 3.000%) 7 .626 07/28/31 2,347,352
3,098,568 GVC Holdings (Gibraltar) Limited, Term Loan B, (TSFR6M +
2.750%)
8 .014 10/31/29 3,098,506
3,231,412 Hilton Domestic Operating Company, Inc., Term Loan B4,
(TSFR1M + 1.750%)
6 .488 11/08/30 3,234,611
1,986,923 Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.500%)
7 .185 08/02/28 1,983,198
477,600 Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.250%)
6 .935 01/17/31 475,847
10,158,407 IRB Holding Corp, Term Loan B, (TSFR1M + 2.750%) 7 .535 12/15/27 10,168,768
4,667,053 Light and Wonder International, Inc., Term Loan B2, (TSFR1M +
2.250%)
7 .034 04/16/29 4,672,140
4,746,818 Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 8 .104 11/30/29 4,545,078
569,126 PCI Gaming Authority, Term Loan, (TSFR1M + 2.000%) 6 .685 06/06/31 566,209
1,814,484 Penn National Gaming, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .535 04/20/29 1,819,057
2,607,970 PG Investment Company 59 S.a r.l., Term Loan B, (TSFR3M +
3.000%)
7 .604 03/24/31 2,616,120
6,325,991 Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 7 .590 04/04/29 6,307,487
3,880,675 SeaWorld Parks & Entertainment, Inc., Term Loan B, (TSFR1M +
2.500%)
7 .185 08/25/28 3,886,748
4,400,750 Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 9 .256 03/06/28 3,843,945
368,730 William Morris Endeavor Entertainment, LLC, Term Loan, First
Lien, (TSFR1M + 2.750%)
7 .550 05/16/25 369,346
TOTAL CONSUMER SERVICES 113,572,807
ENERGY - 2.1% (1.3% of Total Investments)
2,479,021 EG Group Limited, Term Loan B, (TSFR3M + 5.500%) 10 .444 02/07/28 2,485,529
1,000,000 Epic Crude Services, LP, Term Loan B, (TSFR3M + 3.000%) 7 .656 10/09/31 1,000,895
4,357,579 Freeport LNG Investments, LLLP, Term Loan A, (TSFR3M +
3.000%)
7 .879 11/16/26 4,352,132
2,541,000 (i) New Fortress Energy Inc,Term Loan, (TBD) TBD TBD 2,405,679
2,909,457 Oryx Midstream Services Permian Basin LLC, Term Loan B,
(TSFR1M + 3.000%)
7 .918 10/05/28 2,914,505
2,917,500 TransMontaigne Operating Company L.P., Term Loan B, (TSFR1M
+ 3.250%)
7 .935 11/05/28 2,924,794

PRINCIPAL DESCRIPTION   RATE(f) MATURITY(g) VALUE
ENERGY (continued)
$ 1,105,098 Whitewater Whistler Holdings, LLC, Term Loan B, (TSFR3M +
2.250%)
6 .854% 02/15/30 $ 1,108,274
TOTAL ENERGY 17,191,808
FINANCIAL SERVICES - 2.0% (1.2% of Total Investments)
412,675 (j) Aragorn Parent Corporation, Term Loan, (TSFR1M + 4.000%) 8 .745 12/15/28 414,739
1,096,604 Avolon TLB Borrower 1 (US) LLC, Term Loan B4, (TSFR1M +
1.500%)
6 .359 02/12/27 1,097,323
9,571,000 Boost Newco Borrower, LLC, Term loan B, (TSFR3M + 2.500%) 7 .104 01/31/31 9,609,906
3,020,507 (c),(k) Ditech Holding Corporation, Term Loan 0 .000 06/30/24 302
61,101 (h) Focus Financial Partners, LLC, Term Loan 0 .000 09/10/31 61,232
568,899 Focus Financial Partners, LLC, Term Loan B8, (TSFR1M + 3.250%) 7 .935 09/10/31 570,119
538,650 Kestra Advisor Services Holdings A, Inc., Term Loan, (TSFR3M +
4.000%)
9 .057 03/24/31 541,176
890,000 NCR Atleos LLC, Term Loan B, (TSFR3M + 0.038%) 8 .398 04/16/29 892,225
2,914,388 Trans Union, LLC, Term Loan B8, (TSFR1M + 1.750%) 6 .435 06/24/31 2,913,310
TOTAL FINANCIAL SERVICES 16,100,332
FOOD, BEVERAGE & TOBACCO - 2.4% (1.5% of Total Investments)
178,163 8th Avenue Food & Provisions, Inc., Term Loan, (TSFR1M +
4.750%)
9 .550 10/01/25 175,491
2,668,277 8th Avenue Food & Provisions, Inc., Term Loan, First Lien,
(TSFR1M + 3.750%)
8 .550 10/01/25 2,628,252
1,705,907 CHG PPC Parent LLC, Term Loan, (TSFR1M + 2.750%) 7 .550 12/08/28 1,701,642
557,975 City Brewing Company, LLC, First Lien, (TSFR3M + 5.000%) 9 .909 04/14/28 265,038
771,287 City Brewing Company, LLC, Term Loan, (TSFR3M + 6.250%) 10 .926 04/05/28 647,882
2,018,309 City Brewing Company, LLC, Term Loan, (TSFR3M + 3.500%) 8 .418 04/14/28 1,574,281
1,915,000 Froneri International Ltd., Term Loan, (TSFR1M + 2.250%) 7 .035 02/01/27 1,909,466
1,245,000 (j) Naked Juice LLC, Term Loan, (TSFR3M + 3.250%) 7 .954 01/20/29 940,361
4,790,053 Pegasus BidCo BV, Term Loan B, (Prime + 3.250%) 7 .848 07/12/29 4,810,004
1,555,200 Sycamore Buyer LLC, Term Loan B, (TSFR1M + 2.250%) 7 .102 07/23/29 1,556,662
2,789,773 Triton Water Holdings, Inc, Term Loan, (TSFR3M + 3.250%) 8 .115 03/31/28 2,795,157
496,250 Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 4.000%) 8 .604 03/31/28 498,629
TOTAL FOOD, BEVERAGE & TOBACCO 19,502,865
HEALTH CARE EQUIPMENT & SERVICES - 14.9% (9.1% of Total Investments)
893,250 ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 10 .435 12/23/27 901,066
4,319,444 AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .435 08/24/28 4,330,243
14,572,002 Bausch & Lomb, Inc., Term Loan, (TSFR1M + 3.250%) 8 .095 05/05/27 14,581,109
2,819,974 Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.750%)
8 .354 04/12/29 2,831,253
6,719,820 (j) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 8 .704 10/01/27 6,474,546
12,543,421 Global Medical Response, Inc., Term Loan, (TSFR1M + 5.500%) 10 .259 10/02/28 12,513,191
20,242,309 Medline Borrower, LP, Term Loan B, (TSFR1M + 2.750%) 7 .435 10/23/28 20,283,907
6,942,687 National Mentor Holdings, Inc., Term Loan, (TSFR1M + TSFR3M
+ 3.750%)
8 .494 03/02/28 6,828,793
222,534 National Mentor Holdings, Inc., Term Loan C, (TSFR3M + 3.750%) 8 .454 03/02/28 218,883
3,274,987 Onex TSG Intermediate Corp., Term Loan B, (TSFR1M + 4.750%) 9 .468 02/28/28 3,283,863
537,300 Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .536 03/17/31 538,015
539,659 Packaging Coordinators Midco, Inc., Term Loan B, (TSFR3M +
3.250%)
7 .835 11/30/27 540,974
13,999,884 Parexel International Corporation, Term loan B, (TSFR1M +
3.000%)
7 .685 11/15/28 14,008,424
10,459,729 Phoenix Guarantor Inc, Term Loan, (TSFR1M + 3.250%) 7 .935 02/21/31 10,473,693
650,000 Resonetics, LLC, Term Loan, (TSFR3M + 3.750%) 8 .367 06/06/31 652,460
1,721,913 Select Medical Corporation, Term Loan B1, (TSFR1M + 3.000%) 7 .685 03/05/27 1,731,599
2,156,078 Sound Inpatient Physicians, Term Loan B, (TSFR3M + 1.500%),
(cash 9.096%, PIK 1.500%)
1 .500 06/28/28 1,944,783
291,450 Star Parent, Inc., Term Loan B, (TSFR3M + 3.750%) 8 .354 09/30/30 285,878
11,832,377 Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .495 12/19/30 11,873,198
2,449,158 Team Health Holdings, Inc., Term Loan B, (TSFR1M + TSFR3M +
5.250%)
9 .885 03/02/27 2,403,922
231,815 (h),(i) Viant Medical Holdings Inc,Term Loan, (TBD) TBD TBD 232,877
2,101,786 (i) Viant Medical Holdings Inc,Term Loan, (TBD) TBD TBD 2,111,422
TOTAL HEALTH CARE EQUIPMENT & SERVICES 119,044,099

Portfolio of Investments October 31, 2024
(continued)
JQC

PRINCIPAL DESCRIPTION   RATE(f) MATURITY(g) VALUE
INSURANCE - 9.8% (6.0% of Total Investments)
$ 13,305,429 Acrisure, LLC, Term Loan B6, (TSFR1M + 3.250%) 8 .009% 11/06/30 $ 13,301,304
9,593,600 Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M +
3.000%)
7 .759 09/12/31 9,560,934
1,253,804 AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.250%) 7 .050 02/22/28 1,254,538
4,179,000 AssuredPartners, Inc., Term Loan B5, (TSFR1M + 3.500%) 8 .185 02/14/31 4,189,740
166,733 Asurion LLC, Term Loan B11, (TSFR1M + 4.250%) 9 .035 08/21/28 166,003
4,440,131 Asurion LLC, Term Loan B8, (TSFR1M + 3.250%) 8 .050 12/23/26 4,444,549
3,085,792 Asurion LLC, Term Loan B9, (TSFR1M + 3.250%) 8 .050 07/30/27 3,066,012
12,227,679 Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.250%) 7 .935 05/12/31 12,232,387
8,381,660 HUB International Limited, Term loan B, (TSFR2M + TSFR3M +
2.875%)
7 .606 06/20/30 8,407,224
240,625 Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.250%) 6 .935 09/11/31 240,835
3,750,000 Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR3M + 3.000%)
7 .585 06/27/31 3,755,475
10,635,000 Truist Insurance Holdings LLC, First Lien, Term Loan, (TSFR3M +
3.250%)
7 .854 03/22/31 10,661,641
826,671 USI, Inc., Term Loan, (TSFR3M + 2.750%) 7 .354 09/27/30 827,382
6,418,048 USI, Inc., Term Loan, (TSFR3M + 2.750%) 7 .354 11/23/29 6,423,664
TOTAL INSURANCE 78,531,688
MATERIALS - 6.2% (3.8% of Total Investments)
750,000 AAP Buyer Inc, Term Loan B, (TSFR3M + 3.250%) 7 .854 08/01/31 753,750
787,075 Arsenal AIC Parent LLC, Term loan B, (TSFR1M + 3.250%) 7 .935 08/19/30 790,026
2,680,801 Axalta Coating Systems U.S. Holdings, Inc., Term Loan B6,
(TSFR3M + 2.000%)
6 .604 12/20/29 2,691,967
538,650 Berlin Packaging LLC, Term Loan B, (TSFR1M + TSFR3M +
3.750%)
8 .474 05/12/31 540,382
819,155 Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
7 .860 04/13/29 818,082
3,894,000 CPC Acquisition Corp, Term Loan, (TSFR3M + 3.750%) 8 .615 12/29/27 3,415,350
4,896,472 (j) Discovery Purchaser Corporation, Term Loan, (TSFR3M + 4.375%) 8 .965 08/03/29 4,897,402
493,058 ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.250%) 6 .835 06/12/31 491,586
1,106,000 INEOS Quattro Holdings UK Ltd, Term Loan, (TSFR1M + 3.750%) 8 .535 03/03/30 1,103,235
2,630,000 INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M +
4.250%)
8 .935 10/02/31 2,623,425
2,915,222 INEOS Quattro Holdings UK Ltd, Term Loan B, First Lien,
(TSFR1M + 4.250%)
9 .035 03/29/29 2,906,127
3,032,400 Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.750%) 8 .435 02/07/31 3,043,772
3,408,325 Ineos US Finance LLC, Term Loan B, (TSFR1M + 3.250%) 7 .935 02/09/30 3,415,789
3,226,118 Klockner-Pentaplast of America, Inc., Term Loan B, (TSFR6M +
4.725%)
9 .723 02/09/26 3,028,067
1,817,070 (j) Lonza Group AG, Term Loan B, (TSFR3M + 3.925%) 8 .629 07/03/28 1,772,024
5,331,825 Nouryon Finance B.V., Term Loan B, (TSFR3M + 3.500%) 8 .628 04/03/28 5,368,481
480,159 Nouryon Finance B.V., Term Loan B, (TSFR6M + 3.500%) 7 .784 04/03/28 482,711
3,488,336 Reynolds Group Holdings Inc. , Term Loan B3, (TSFR1M +
2.500%)
7 .185 09/25/28 3,495,452
537,300 SupplyOne, Inc, Term Loan B, (TSFR1M + 3.750%) 8 .435 04/21/31 538,692
4,861,902 TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 8 .050 03/03/28 4,826,216
1,122,188 Tronox Finance LLC, Term Loan B, (TSFR3M + 2.750%) 7 .354 04/04/29 1,122,389
98,077 (h) USALCO, LLC, Term Loan 0 .000 09/17/31 98,782
951,923 USALCO, LLC, Term Loan B, (TSFR1M + 4.000%) 8 .685 09/17/31 958,763
TOTAL MATERIALS 49,182,470
MEDIA & ENTERTAINMENT - 4.4% (2.7% of Total Investments)
2,626,974 Advantage Sales & Marketing, Inc., Term Loan, (TSFR3M +
4.250%)
8 .854 10/28/27 2,586,741
3,726,418 AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
11 .745 01/04/29 3,796,289
945,230 Cable One, Inc., Term Loan B4, (TSFR1M + 2.000%) 6 .800 05/03/28 919,827
2,193,975 Cengage Learning, Inc., Term Loan B, (TSFR6M + 4.250%) 9 .538 03/24/31 2,205,581
357,676 Checkout Holding Corp., Term Loan, (TSFR1M + 9.500%) 14 .596 05/24/30 342,474
4,345,965 Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
8 .800 08/23/28 4,336,665

PRINCIPAL DESCRIPTION   RATE(f) MATURITY(g) VALUE
MEDIA & ENTERTAINMENT (continued)
$ 6,455,987 Crown Finance US, Inc., Term Loan, (TSFR1M + 7.000%), (cash
6.455%, PIK 7.000%)
7 .000% 07/31/28 $ 6,514,188
2,036,000 CSC Holdings, LLC, Term Loan B5, (6-Month LIBOR + 2.500%) 7 .173 04/15/27 1,898,774
1,496,000 (i) CSC Holdings, LLC, Term Loan B6, (TBD) TBD TBD 1,463,679
3,077,992 DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .847 08/02/27 3,088,657
291,101 Lions Gate Capital Holdings LLC, Term Loan B, (TSFR1M +
2.250%)
7 .035 03/24/25 291,373
3,272,097 McGraw-Hill Global Education Holdings, LLC, Term loan B, (Prime
+ TSFR3M + 3.500%)
10 .052 08/06/31 3,290,961
401,513 Mission Broadcasting, Inc., Term Loan B, (TSFR1M + 2.500%) 7 .459 06/02/28 400,071
983,883 Nexstar Broadcasting, Inc., Term Loan B4, (TSFR1M + 2.500%) 7 .300 09/18/26 984,946
842,637 Red Ventures, LLC, Term Loan B, (TSFR1M + 3.000%) 7 .685 02/23/30 838,163
217,000 Virgin Media Bristol LLC, Term Loan Y, (TSFR6M + 3.175%) 7 .724 03/06/31 211,078
1,600,988 Wood Mackenzie Limited, Term Loan B, (TSFR3M + 3.500%) 8 .604 02/10/31 1,607,591
TOTAL MEDIA & ENTERTAINMENT 34,777,058
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9% (1.1% of Total
Investments)
2,309,976 Curia Global, Inc., Term Loan, (TSFR1M + TSFR3M + 3.750%) 8 .485 08/28/26 2,206,386
9,974,147 Jazz Financing Lux S.a.r.l., Term Loan B, (TSFR1M + 2.250%) 6 .935 05/05/28 9,986,614
1,492,742 Organon & Co, Term Loan B, (TSFR1M + 2.500%) 7 .259 05/14/31 1,494,608
1,151,112 Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.250%) 7 .035 04/05/29 1,155,429
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 14,843,037
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5% (0.9% of Total Investments)
2,493,750 Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M +
3.250%)
7 .935 01/31/30 2,501,032
2,347,196 Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (TSFR1M
+ 3.000%)
7 .685 01/31/30 2,354,543
1,346,000 (i) Forest City Enterprises LP,Term Loan, (TBD) TBD TBD 1,301,629
5,872,486 (i) VeriFone Systems Inc,Term Loan, (TBD) TBD TBD 5,468,752
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 11,625,956
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2% (0.2% of Total
Investments)
1,875,000 (i) Icon Parent Inc,Term Loan, (TBD) TBD TBD 1,864,162
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,864,162
SOFTWARE & SERVICES - 20.6% (12.6% of Total Investments)
1,564,254 Ahead DB Holdings, LLC, Term Loan B3, (TSFR3M + 3.500%) 8 .104 02/03/31 1,571,097
1,665,000 Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.250%)
6 .935 07/30/31 1,666,873
1,039,507 Apttus Corporation, Term loan B, (TSFR3M + 3.500%) 8 .089 05/08/28 1,045,355
8,494,977 Avaya, Inc., Term Loan, (TSFR1M + 7.500%) 12 .185 08/01/28 7,211,895
10,824,097 Banff Merger Sub Inc, Term loan B, (TSFR3M + 3.750%) 8 .335 07/30/31 10,808,240
1,194,000 Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7 .435 01/31/31 1,196,388
987,088 CCC Intelligent Solutions Inc., Term Loan B, (TSFR1M + 2.250%) 7 .050 09/21/28 988,731
6,271,485 Cotiviti Corporation, Term Loan, (TSFR1M + 3.250%) 8 .094 04/30/31 6,281,300
2,400,000 Darktrace PLC, Term Loan, (TSFR3M + 3.250%) 7 .887 07/02/31 2,381,004
2,750,000 Drake Software, LLC, Term Loan B, (TSFR1M + 4.250%) 8 .935 06/05/31 2,708,750
1,770,698 DTI Holdco, Inc., Term Loan, (TSFR1M + 4.750%) 9 .435 04/21/29 1,779,693
2,450,000 (i) Envestnet Inc,Term Loan, (TBD) TBD TBD 2,451,838
1,096,134 Epicor Software Corporation, Term Loan, (TSFR1M + 3.250%) 7 .957 05/23/31 1,100,644
9,342,432 Epicor Software Corporation, Term Loan, (TSFR1M + 3.250%) 7 .935 05/23/31 9,380,876
2,625,000 Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.750%) 8 .435 05/08/31 2,625,551
2,911,634 Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6 .435 09/12/29 2,903,074
5,527,930 Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 3.000%)
7 .685 12/01/27 5,547,360
6,825,000 Informatica LLC, Term Loan B, (TSFR1M + 2.250%) 6 .935 10/30/28 6,837,797
694,000 (i) Jaggaer LLC,Term Loan, (TBD) TBD TBD 693,459
6,052,950 McAfee, LLC, Term Loan B, (TSFR1M + 3.250%) 8 .100 03/01/29 6,053,374
757,000 Mitchell International, Inc., Term Loan, (TSFR1M + 3.250%) 7 .935 06/06/31 751,765
6,837,810 Open Text Corporation, Term Loan B, (TSFR1M + 2.250%) 6 .935 01/31/30 6,868,717
3,487,339 (j) Peraton Corp., Term Loan B, (TSFR1M + 3.750%) 8 .535 02/01/28 3,384,724
1,500,000 (i) PointClickCare Technologies Inc,Term Loan, (TBD) TBD TBD 1,504,688
3,730,000 Press Ganey Holdings, Inc., Term Loan B, (TSFR1M + 3.500%) 8 .185 04/24/31 3,731,660

Portfolio of Investments October 31, 2024
(continued)
JQC

PRINCIPAL DESCRIPTION   RATE(f) MATURITY(g) VALUE
SOFTWARE & SERVICES (continued)
$ 723,750 Project Ruby Ultimate Parent Corp., Term Loan, (TSFR1M +
3.250%)
8 .050% 03/10/28 $ 726,077
2,279,674 Proofpoint, Inc., Term Loan, (TSFR1M + 3.000%) 7 .685 08/31/28 2,283,766
3,588,750 Quartz Acquireco LLC, Term Loan B, (TSFR3M + 2.750%) 7 .354 06/28/30 3,597,722
3,510,956 Rackspace Technology Global, Inc., Term Loan, First Lien,
(TSFR1M + 6.250%)
11 .183 05/15/28 3,589,584
6,023,679 Rackspace Technology Global, Inc., Term Loan, First Lien,
(TSFR1M + 2.750%)
7 .683 05/15/28 3,640,139
9,723,194 Sophia, L.P., Term Loan B, (TSFR1M + 3.500%) 8 .285 10/29/29 9,775,262
3,139,670 SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 6 .685 05/09/31 3,142,684
2,000,000 Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 8 .360 10/03/31 1,992,500
7,108,500 Syniverse Holdings, Inc., Term Loan, (TSFR3M + 7.000%) 11 .604 05/10/29 7,083,620
7,749,355 Tempo Acquisition LLC, Term Loan B, (TSFR1M + 2.250%) 6 .935 08/31/28 7,760,863
1,125,000 Thunder Generation Funding LLC, Term Loan B, (Prime + TSFR3M
+ 3.000%)
7 .610 09/26/31 1,127,672
15,049,224 Ultimate Software Group Inc (The), Term Loan B, (TSFR3M +
3.000%)
7 .617 02/10/31 15,083,310
1,985,529 Vision Solutions, Inc., Term Loan, (TSFR3M + 4.000%) 8 .847 04/24/28 1,963,371
538,650 VS Buyer, LLC, Term Loan B, (TSFR1M + 3.250%) 8 .036 04/14/31 539,997
1,510,551 West Corporation, Term Loan B3, (TSFR3M + 4.000%) 8 .585 04/12/27 1,319,572
1,328,709 World Wide Technology Holding Co. LLC, Term Loan, (TSFR1M +
2.750%)
7 .609 03/01/30 1,332,031
8,059,500 Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 7 .435 09/28/29 7,988,536
TOTAL SOFTWARE & SERVICES 164,421,559
TECHNOLOGY HARDWARE & EQUIPMENT - 1.2% (0.7% of Total Investments)
4,854,845 (j) CommScope, Inc., Term Loan B, (TSFR1M + 3.250%) 8 .050 04/06/26 4,758,962
1,932,611 II-VI Incorporated, Term Loan B, (TSFR1M + 2.500%) 7 .185 07/02/29 1,937,201
1,501,339 Ingram Micro Inc., Term Loan B, (TSFR3M + 2.750%) 7 .564 09/22/31 1,503,839
440,016 MLN US HoldCo LLC, Term Loan, (TSFR3M + 6.700%) 11 .385 10/18/27 43,342
974,886 MLN US HoldCo LLC, Term Loan, First Lien, (TSFR3M + 4.500%) 9 .414 12/01/25 46,307
1,654,732 Riverbed Technology, Inc., Term Loan, (TSFR3M + 2.000%) 2 .000 07/03/28 1,025,934
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,315,585
TELECOMMUNICATION SERVICES - 3.6% (2.2% of Total Investments)
642,773 Altice France S.A., Term Loan B12, (6-Month LIBOR + 3.688%) 8 .370 02/02/26 552,785
9,702,383 Altice France S.A., Term Loan B13, (3-Month LIBOR + 4.000%) 9 .380 08/14/26 8,283,409
1,165,092 Cincinnati Bell, Inc., Term Loan B2, (TSFR1M + 3.250%) 8 .035 11/24/28 1,166,403
581,141 (k) Cyxtera DC Holdings, Inc., Term Loan B 0 .000 05/01/25 3,196
1,916,000 (i) Digicel International Finance Limited, Term Loan, (TBD), (cash
12.002%, PIK 1.500%)
TBD TBD 1,914,668
2,318,993 (j) Level 3 Financing Inc., Term Loan B1, (TSFR1M + 6.560%) 11 .278 04/16/29 2,371,170
2,496,007 (j) Level 3 Financing Inc., Term Loan B2, (TSFR1M + 6.560%) 11 .278 04/15/30 2,551,281
3,437,589 (i) Lumen Technologies Inc,Term Loan, (TBD) TBD TBD 3,400,153
962,084 Numericable Group SA, Term Loan B11, (6-Month LIBOR +
2.750%)
7 .432 07/31/25 894,825
4,172,000 Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7 .800 03/09/27 3,930,504
3,650,838 Ziggo Financing Partnership, Term Loan I, (TSFR1M + 2.500%) 7 .418 04/28/28 3,604,181
TOTAL TELECOMMUNICATION SERVICES 28,672,575
TRANSPORTATION - 2.0% (1.2% of Total Investments)
2,726,876 AAdvantage Loyalty IP Ltd., Term Loan, (TSFR3M + 4.750%) 9 .629 04/20/28 2,808,832
512,425 Air Canada, Term Loan B, (TSFR3M + 2.500%) 7 .253 03/21/31 513,655
136,053 American Airlines, Inc., Term Loan, First Lien, (TSFR3M + 1.750%) 6 .454 01/29/27 135,496
2,165,180 Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.750%) 7 .468 07/01/31 2,166,512
2,271,806 Brown Group Holding, LLC, Term Loan B2, (TSFR1M + TSFR3M +
2.750%)
7 .503 07/01/31 2,273,056
2,954,430 KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.750%) 7 .550 09/25/28 2,958,315
2,070,761 PODS, LLC, Term Loan B, (TSFR3M + 3.000%) 7 .847 03/31/28 1,958,401
367,950 SkyMiles IP Ltd., Term Loan B, (TSFR3M + 3.750%) 8 .367 10/20/27 375,421
2,491,266 WestJet Loyalty LP, Term Loan B, (TSFR3M + 3.750%) 8 .354 02/14/31 2,494,193
TOTAL TRANSPORTATION 15,683,881

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
PRINCIPAL DESCRIPTION   RATE(f) MATURITY(g) VALUE
UTILITIES - 2.0% (1.2% of Total Investments)
$ 1,295,000 (i) Cornerstone Generation LLC,Term Loan, (TBD) TBD TBD $ 1,296,619
450,000 EFS Cogen Holdings I LLC, Term Loan B, (TSFR1M + 3.500%) 8 .460% 10/01/27 449,014
7,239,219 Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 3.500%) 8 .596 05/17/30 7,264,447
5,940,520 Talen Energy Supply, LLC, Term Loan C, (TSFR3M + 3.500%) 8 .596 05/17/30 5,961,223
300,902 Vistra Operations Company LLC, Term Loan B3, First Lien,
(TSFR1M + 2.000%)
6 .685 12/20/30 301,531
537,300 Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M +
2.750%)
7 .435 04/30/31 539,172
TOTAL UTILITIES 15,812,006
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $906,391,206) 905,062,874
SHARES DESCRIPTION VALUE
46 WARRANTS - 0 .0% ( 0 .0 % of Total Investments) 46
MEDIA & ENTERTAINMENT - 0.0% (0.0% of Total Investments)
4,644 (c) Tenerity Inc 46
TOTAL MEDIA & ENTERTAINMENT 46
TOTAL WARRANTS
(Cost $1,087,698) 46
TOTAL LONG-TERM INVESTMENTS
(Cost $1,299,789,461) 1,289,283,444
SHARES DESCRIPTION RATE VALUE
SHORT-TERM INVESTMENTS -  2.4%(1.5% of Total Investments)
INVESTMENT COMPANIES - 2.4% (1.5% of Total Investments) –
19,021,437 BlackRock Liquidity Funds T-Fund 5.167(l) 19,021,437
TOTAL INVESTMENT COMPANIES
(Cost $19,021,437) 19,021,437
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,021,437) 19,021,437
TOTAL INVESTMENTS - 164 .0%
(Cost $ 1,318,810,898 ) 1,308,304,881
BORROWINGS - (26.5)% (m),(n) (211,600,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (17.9)%(o) (142,720,926)
TFP SHARES, NET - (17.5)%(p) (139,240,403)
OTHER ASSETS & LIABILITIES, NET -  (2.1)% (16,942,777)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 797,800,775

Portfolio of Investments October 31, 2024
(continued)
JQC

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 66,279,523 $ – $ 66,279,523
Common Stocks 11,838,292 – 24,743 11,863,035
Corporate Bonds – 306,077,966 – 306,077,966
Variable Rate Senior Loan Interests – 905,062,572 302 905,062,874
Warrants – – 46 46
Short-Term Investments:
Investment Companies 19,021,437 – – 19,021,437
Total
$ 30,859,729 $ 1,277,420,061 $ 25,091 $ 1,308,304,881
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $319,684,759 or 24.4% of Total Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $196,691,347 have been pledged as collateral for reverse repurchase agreements.
(f) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(g) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(h) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(i) When-issued or delayed delivery security.
(j) Portion of investment purchased on a delayed delivery basis.
(k) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(l) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(m) Borrowings as a percentage of Total Investments is 16.2%.
(n) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(o) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 10.9%.
(p) TFP Shares, Net as a percentage of Total Investments is 10.6%.
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term Secured Overnight Financing Rate 1 Month
TSFR
2M CME Term Secured Overnight Financing Rate 2 Month
TSFR
3M CME Term Secured Overnight Financing Rate 3 Month
TSFR
6M CME Term Secured Overnight Financing Rate 6 Month